Income and Expenses - Summary of Non-service Revenues (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Sale of computers, cellular handsets, cellular SIM-packs and broadband data modems	₱ 7,889	₱ 7,239	₱ 7,487
Point-product-sales	872	813	686
Total non-service revenues	₱ 8,761	₱ 8,052	₱ 8,173